Equity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 09, 2019	Jan. 31, 2019	Oct. 31, 2018	Sep. 30, 2018	Jul. 12, 2018	Apr. 09, 2018	Nov. 10, 2017	Nov. 01, 2017	Jan. 31, 2018	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Oct. 24, 2017	May 13, 2016	Apr. 21, 2016	Jun. 30, 2015
Preferred stock, shares authorized										20,000,000	20,000,000	20,000,000	20,000,000				20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Amount of common stock declared to sale under universal shelf registration statement																$ 75,000
Share-based compensation arrangement by share-based payment award, vesting period										10 years
Share-based compensation stock option granted													42,881
Number of warrants to purchase common stock										133,750	133,750	133,750	133,750	133,750
Exercise price of warrants										$ 32	$ 32.00	$ 32.00	$ 32.00	$ 32.00
Fair value of each warrants													$ 2,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total											$ 4	$ 4
Share-based compensation arrangement by share-baesd payment award, non vested stock period for recognition												1 year 4 months 24 days
Investors [Member]
Number of warrants to purchase common stock														125,000
Exercise price of warrants														$ 32.00
Placement Agent [Member]
Number of warrants to purchase common stock														8,750
Exercise price of warrants														$ 32.00
Employees [Member] | Salary Reduction Agreements [Member]
Share-based compensation stock option granted									47,133
Fair value of stock option grants in period									$ 92
Warrant [Member]
Number of warrants to purchase common stock										133,750	133,750,000	133,750,000
Exercise price of warrants										$ 32.00	$ 32.00	$ 32.00
2015 and 2005 Incentive Plans [Member]
Share-based compensation arrangement by share-based payment award, number of shares authorized										328,125	328,125	328,125
2015 Incentive Plan [Member]
Share-based compensation arrangement by share-based payment award, shares available for future issuance										41,880	31,409	31,409
2015 Incentive Plan [Member] | Mr. Francis Lau [Member]
Share-based compensation restricted stock option, grants in period	13,587					2,141
Stock issued during period, value, restricted stock award												$ 50,000	50,000
2015 Incentive Plan [Member] | Employee Stock Option [Member]
Share-based compensation arrangement by share-based payment award, expiration period											10 years
2015 Incentive Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based compensation arrangement by share-based payment award, vesting period											1 year
2015 Incentive Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based compensation arrangement by share-based payment award, vesting period											4 years
ATM Offering [Member]
Aggregate sale price of common stock authorized to sale under agreement															$ 20,000
Market Development Consulting Group, Inc. [Member]
Stock issued during period, shares issued for services							2,131
Shares issued, price per share							$ 28.16
Stock issuance expense													$ 60
Number of warrants to purchase common stock			12,500					6,250
Exercise price of warrants			$ 10.4					$ 28.16
Fair value of each warrants			$ 200					$ 100
Market Development Consulting Group, Inc. [Member] | Warrant [Member]
Number of warrants cancelled		9,375
ILL-Sino Development Inc [Member]
Stock issued during period, shares issued for services					2,862
Shares issued, price per share					$ 24.64
Stock issuance expense				$ 71								$ 71